Leases - Leases in the consolidated balance sheets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases in the consolidated balance sheets
Balance at the beginning of the period	€ 3,671,241
Additions - depreciation	(675,526)	€ (700,671)	€ (746,471)
Impairment loss	(57,226)	(25,486)	(27,646)
Balance at the end of the period	3,612,456	3,671,241
Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	23,459
Balance at the end of the period	22,094	23,459
Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	3,559,999
Balance at the end of the period	3,518,542	3,559,999
Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	87,783
Balance at the end of the period	71,820	87,783
Gross carrying amount
Leases in the consolidated balance sheets
Balance at the beginning of the period	6,922,547	6,980,186
Foreign currency translation	333,512	(235,818)
Changes in consolidation group	(46,191)	(6,009)
Additions	621,885	561,195
Reclassifications	(59,210)	(230,843)
Disposals	(429,179)	(146,164)
Balance at the end of the period	7,343,364	6,922,547	6,980,186
Gross carrying amount | Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	41,202	38,880
Foreign currency translation	427	(2)
Changes in consolidation group	(82)	(78)
Additions	4,282	3,853
Reclassifications	(1,329)	(106)
Disposals	(3,298)	(1,345)
Balance at the end of the period	41,202	41,202	38,880
Gross carrying amount | Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	6,557,178	6,610,406
Foreign currency translation	323,334	(224,345)
Changes in consolidation group	(46,109)	(5,946)
Additions	556,872	482,714
Reclassifications	(57,944)	(192,024)
Disposals	(224,434)	(113,627)
Disposals of fully depreciated or impaired right-of-use assets from prior periods	(34,878)
Balance at the end of the period	7,108,897	6,557,178	6,610,406
Gross carrying amount | Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	324,167	330,900
Foreign currency translation	9,751	(11,471)
Changes in consolidation group		15
Additions	60,731	74,628
Reclassifications	63	(38,713)
Disposals	(201,447)	(31,192)
Disposals of fully depreciated or impaired right-of-use assets from prior periods	(129,377)
Balance at the end of the period	193,265	324,167	330,900
Accumulated depreciation / amortization / impairment
Leases in the consolidated balance sheets
Balance at the beginning of the period	(3,251,306)	(2,793,060)
Foreign currency translation	(166,369)	101,611
Changes in consolidation group	23,200	1,184
Additions - depreciation	(675,526)	(700,672)
Impairment loss	(57,226)	(25,486)
Reclassifications	43,390	55,576
Disposals	352,929	109,541
Balance at the end of the period	(3,730,908)	(3,251,306)	(2,793,060)
Accumulated depreciation / amortization / impairment | Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	(17,743)	(14,741)
Foreign currency translation	(179)	4
Changes in consolidation group	25	78
Additions - depreciation	(3,923)	(4,150)
Impairment loss	(12)	(33)
Reclassifications	930	43
Disposals	1,794	1,056
Balance at the end of the period	(19,108)	(17,743)	(14,741)
Accumulated depreciation / amortization / impairment | Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	(2,997,179)	(2,533,636)
Foreign currency translation	(159,501)	93,661
Changes in consolidation group	23,175	1,121
Additions - depreciation	(642,415)	(663,148)
Impairment loss	(56,894)	(25,370)
Reclassifications	42,315	50,221
Disposals	200,144	79,972
Disposals of fully depreciated or impaired right-of-use assets from prior periods	34,878
Balance at the end of the period	(3,590,355)	(2,997,179)	(2,533,636)
Accumulated depreciation / amortization / impairment | Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	(236,384)	(244,683)
Foreign currency translation	(6,689)	7,946
Changes in consolidation group		(15)
Additions - depreciation	(29,188)	(33,374)
Impairment loss	(320)	(83)
Reclassifications	145	5,312
Disposals	150,991	28,513
Disposals of fully depreciated or impaired right-of-use assets from prior periods	129,377
Balance at the end of the period	€ (121,445)	€ (236,384)	€ (244,683)